DUE FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Due From Related Parties
SCHEDULE OF DUE FROM RELATED PARTY

Due from related party consists of the following:

	As of December 31, 2021	As of December 31, 2020
Sheng Ying Xin (Beijing) Film Industry Co., Ltd.	$-	$46,416
Beijing ZhipingScience and Technology Development Co., Ltd.	-	30,214
Anytrust Information Technology Co., Ltd	-	5,126
Total due from related party	$-	$81,756